Impairment of Non-Financial Assets, Key Assumptions Used in the Determination of Fair Value less Cost of Disposal (Details)	Jun. 30, 2025 DollarsCANPerTonne CADUSD DollarsUSPerTonne
Spodumene Concentrate Prices [Member] | Minimum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsUSPerTonne	655
Spodumene Concentrate Prices [Member] | Maximum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsUSPerTonne	1,374
Foreign Exchange Rates [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | CADUSD	0.7332
Unit Operating Costs [Member] | Minimum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsCANPerTonne	923
Unit Operating Costs [Member] | Maximum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsCANPerTonne	1,231
Discount Rate (Post-Tax) [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets	0.10